UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21058

Aetos Capital Long/Short Strategies Fund, LLC
(Exact name of registrant as specified in charter)
________

c/o Aetos Capital, LLC
875 Third Avenue
New York, NY 10022
 (Address of principal executive offices) (Zip code)

Harold Schaaff
Aetos Capital, LLC
New York, NY 10022
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: April 30, 2011

Item 1.  Schedule of Investments

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

April 30, 2011

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments

April 30, 2011
(unaudited)

	Cost	Value	% of Members' Capital 2
Portfolio Funds
AQR RT Fund, L.P.	$40,000,000	$42,638,226	6.49%
CNH CA Institutional Fund, L.P.	24,324,372	31,855,856	4.84
Davidson Kempner Partners	75,543,694	103,567,727	15.75
Farallon Capital Offshore Investors, Inc.	88,172,893	101,872,163	15.50
FFIP, L.P.	61,630,000	95,217,256	14.48
GMO Mean Reversion Fund (Onshore)	40,692,369	32,422,744	4.93
Ishin Fund LLC	45,361,920	56,505,339	8.60
Luxor Capital Partners, LP	25,000,000	25,692,192	3.91
Oceanwood Global Opportunities Fund LP	55,000,000	76,761,239	11.68
Parsec Trading Corp	59,555,466	54,150,481	8.24
Sowood Alpha Fund LP 1	1,625,301	982,737	0.15
Total Portfolio Funds	516,906,015	621,665,960	94.57

Cash Equivalent
JPMorgan Prime Money Market Fund, Agency Shares, 0.01%3 (Shares 36,951,740)	36,951,740	36,951,740	5.63
Total Portfolio Funds and Cash Equivalent	$553,857,755	$658,617,700	100.20%

1 Portfolio Fund in liquidation.
2 Percentages are based on Members’ Capital of $657,327,321.
3 Rate disclosed is the 7-day effective yield as of 04/30/11.

The aggregate cost of investments for tax purposes was $614,954,607.  Net unrealized appreciation on investments for tax purposes was $43,663,093 consisting of $62,740,337 of gross unrealized appreciation and $19,077,244 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.57% of Members’ Capital, have been fair valued

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments

April 30, 2011
(unaudited)

	Cost	Value	% of Members' Capital 1
Portfolio Funds
AG Mortgage Value Partners, L.P.	$38,987,029	$54,098,601	10.50%
Anchorage Capital Partners, L.P.	65,000,000	87,290,745	16.93
Aurelius Capital Partners, LP.	55,500,000	86,460,707	16.77
Centerbridge Credit Partners, L.P.	30,250,000	35,369,220	6.86
Davidson Kempner Distressed Opportunities Fund LP	40,000,000	49,658,504	9.63
King Street Capital, L.P.	51,050,000	81,417,388	15.80
One East Partners, L.P.	5,635,059	3,610,893	0.70
Silver Point Capital Fund, L.P.	6,557,312	7,374,427	1.43
Watershed Capital Partners, L.P.	59,050,000	68,421,869	13.27
Total Portfolio Funds	352,029,400	473,702,354	91.89

Cash Equivalent
JPMorgan Prime Money Market Fund, Agency Shares, 0.01%2 (Shares 42,028,604)	42,028,604	42,028,604	8.16
Total Portfolio Funds and Cash Equivalent	$394,058,004	$515,730,958	100.05%

1 Percentages are based on Members’ Capital of $515,480,944.
2 Rate disclosed is the 7-day effective yield as of 04/30/11.

The aggregate cost of investments for tax purposes was $428,662,575.  Net unrealized appreciation on investments for tax purposes was $87,068,383 consisting of $87,068,383 of gross unrealized appreciation.

The investments in Portfolio Funds shown above, representing 91.89% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments

April 30, 2011
(unaudited)

	Cost	Value	% of Members' Capital 2
Portfolio Funds
Bay Pond Partners, L.P.	$18,970,904	$58,330,949	5.21%
Brookside Capital Partners Fund II, L.P.	80,000,000	87,013,029	7.77
Cadian Fund LP	50,000,000	71,296,728	6.37
Cadmus Capital Partners (QP), LP 1	1,816,984	1,431,226	0.13
CamCap Energy, LP	50,000,000	68,061,305	6.08
Conatus Capital Partners LP	65,500,000	78,520,516	7.01
Copper River Partners, L.P. 1	2,710,246	938,288	0.08
GMO Tactical Opportunities Fund (Onshore)	13,753,495	13,320,224	1.19
Harrier Hawk Four Horsemen Fund LP	10,000,000	9,319,895	0.83
Joho Partners, L.P.	84,124,988	103,007,368	9.20
Millgate Partners II, L.P.	77,000,000	74,320,185	6.64
Moon Capital Global Equity Fund, LP	50,000,000	49,958,114	4.46
MW European TOPS Fund	80,000,000	83,311,119	7.44
North River Partners, L.P.	51,783,623	59,055,016	5.27
Route One Fund I, L.P.	10,000,000	10,229,857	0.91
Samlyn Onshore Fund, LP	24,366,413	25,371,632	2.26
Sansar Capital Holdings,Ltd	375,380	339,770	0.03
Spindrift Partners, L.P.	1,573,947	1,719,928	0.15
The Elkhorn Fund, LLC	28,549,893	29,511,379	2.63
Tiger Consumer Partners, L.P.	60,000,000	61,266,466	5.47
Ursus Partners L.P.	30,000,000	25,327,984	2.26
Viking Global Equities LP	58,460,934	112,251,891	10.02
Total Portfolio Funds	848,986,807	1,023,902,869	91.41

Cash Equivalent
JPMorgan Prime Money Market Fund, Agency Shares, 0.01%3 (Shares 67,550,512)	67,550,512	67,550,512	6.04
Total Portfolio Funds and Cash Equivalent	$916,537,319	$1,091,453,381	97.45%

1 Portfolio Fund in liquidation.
2 Percentages are based on Members’ Capital of $1,120,071,114.
3 Rate disclosed is the 7-day effective yield as of 04/30/11.

The aggregate cost of investments for tax purposes was $960,635,138.  Net unrealized appreciation on investments for tax purposes was $130,818,243 consisting of $150,001,291 of gross unrealized appreciation and $19,183,048 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 91.41% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds’ investments are measured as of April 30, 2011:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Quantitative Asset Allocation	$-	$75,060,970	$-	$75,060,970
Convertible Arbitrage	-	88,361,195	-	88,361,195
Multi-Strategy/Event Arbitrage	-	102,453,431	206,422,627	308,876,058
Fixed Income Arbitrage	-	-	149,367,737	149,367,737
Cash Equivalent	36,951,740	-	-	36,951,740
Investments in Portfolio Funds	$36,951,740	$265,875,596	$355,790,364	$658,617,700

Aetos Capital Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Distressed Investments	$-	$81,417,388	$392,284,966	$473,702,354
Cash Equivalent	42,028,604	-	-	42,028,604
Investments in Portfolio Funds	$42,028,604	$81,417,388	$392,284,966	$515,730,958

Aetos Capital Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Long/Short Equity Investments	$-	$310,738,509	$675,858,265	$986,596,774
Short Equity Investments	-	-	35,586,167	35,586,167
Real Assets	-	-	1,719,928	1,719,928
Cash Equivalent	67,550,512	-	-	67,550,512
Investments in Portfolio Funds	$67,550,512	$310,738,509	$713,164,360	$1,091,453,381

During the period February 1, 2011 through April 30, 2011 there were no transfers into or out of Level 1.  The Changes in investments classified as Level 3 are discussed below using the “beginning of period method” which assumes the investment entity would be transferred into or out of Level 3 at fair value at the beginning of the reporting period and are as follows for the period ending April 30, 2011.

Transfers between Level 2 and Level 3 reflect the impact of investment activity and/or investment holding periods on the Funds’ fair value hierarchy.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
	Multi-Strategy/ Event Arbitrage	Fixed Income Arbitrage	Total
Beginning Balance as of 1/31/11	$195,253,212	$91,678,684	$286,931,896
Realized Gain/(Loss)	(32,625)	-	(32,625)
Change in Unrealized Appreciation/ (Depreciation)	6,218,793	4,282,886	10,501,679
Net Purchases/(Sales)	4,983,247	5,000,000	9,983,247
Net Transfers In and/or Out of Level 3	-	48,406,167	48,406,167
Ending Balance as of 4/30/11	$206,422,627	$149,367,737	$355,790,364

Aetos Distressed Investment Strategies Fund, LLC
	Distressed Investments	Total
Beginning Balance as of 1/31/11	$362,248,056	$362,248,056
Realized Gain/(Loss)	(26,399)	(26,399)
Change in Unrealized Appreciation/(Depreciation)	10,701,871	10,701,871
Net Purchases/(Sales)	19,361,438	19,361,438
Ending Balance as of 4/30/11	$392,284,966	$392,284,966

Aetos Capital Long/Short Strategies Fund, LLC
	Real Assets	Short Equity Investments	Long/Short Equity Investments	Total
Beginning Balance as of 1/31/11	$1,837,500	$37,604,573	$591,654,531	$631,096,604
Realized Gain/(Loss)	23,840	-	(2,494,782)	(2,470,942)
Change in Unrealized Appreciation/(Depreciation)	143,574	(2,018,406)	12,115,006	10,240,174
Net Purchases/(Sales)	(284,986)	-	74,583,510	74,298,524
Ending Balance as of 4/30/11	$1,719,928	$35,586,167	$675,858,265	$713,164,360

The changes in net unrealized appreciation of investments in Portfolio Funds still held by the Funds at April 30, 2011 were as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
	Multi-Strategy/ Event Arbitrage	Fixed Income Arbitrage	Total
Change in unrealized appreciation	$6,186,168	$4,282,886	$10,469,054

Aetos Capital Distressed Investment Strategies Fund, LLC
	Distressed Investments	Total
Change in unrealized appreciation	$10,652,555	$10,652,555

Aetos Capital Long/Short Strategies Fund, LLC
	Real Assets	Short Equity Investments	Long/Short Equity Investments	Total
Change in unrealized appreciation	$143,917	$(2,018,406)	$9,678,280	$7,803,791

Item 2.    Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Long/Short Strategies Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: June 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: June 16, 2011

By (Signature and Title)*	/s/ Scott D. Sawyer
Scott D. Sawyer, Treasurer

Date: June 16, 2011

*     Print the name and title of each signing officer under his or her signature.